Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases
Schedule of various components of lease costs

($ in millions)
For the year ended December 31:	2022	2021	2020
Finance lease cost	$67	$52	$35
Operating lease cost	1,050	1,126	1,181
Short-term lease cost	7	21	28
Variable lease cost	262	336	343
Sublease income	(72)	(46)	(28)
Total lease cost	$1,315	$1,489	$1,558

Schedule of supplemental information relating to the cash flows arising from lease transactions

($ in millions)
For the year ended December 31:	2022	2021	2020
Cash paid for amounts included in the measurement of lease liabilities
Operating cash outflows from finance leases	$9	$8	$8
Financing cash outflows from finance leases	55	42	25
Operating cash outflows from operating leases	1,020	1,135	1,212
ROU assets obtained in exchange for new finance lease liabilities*	196	46	50
ROU assets obtained in exchange for new operating lease liabilities*	705	779	785

* Includes the impact of currency.

Schedule of weighted-average lease terms and discount rates

At December 31:	2022		2021
Finance leases
Weighted-average remaining lease term	3.7	yrs.	4.1	yrs.
Weighted-average discount rate	3.57%		0.88%
Operating leases
Weighted-average remaining lease term	4.5	yrs.	4.5	yrs.
Weighted-average discount rate	3.77%		3.01%

Schedule of expected undiscounted cash out flows for operating and finance leases

($ in millions)
							Imputed
	2023	2024	2025	2026	2027	Thereafter	Interest	*	Total	**
Finance leases	$88	$74	$54	$24	$22	$19	$(43)		$239
Operating leases	960	788	555	430	285	313	(267)		3,064

*	Imputed interest represents the difference between undiscounted cash flows and discounted cash flows.
**

The company entered into lease agreements for certain facilities and equipment with payments totaling approximately $691 million that have not yet commenced as of December 31, 2022, and therefore are not included in this table.

Schedule of finance lease right of use assets and liability

($ in millions)
At December 31:	2022	2021
ROU Assets—Property, plant and equipment	$223	$86
Lease Liabilities
Short-term debt	75	36
Long-term debt	164	63

Schedule of amounts included in the Consolidated Income Statement related to lessor activity

($ in millions)
For the year ended December 31:	2022	2021	2020
Lease income—sales-type and direct financing leases
Sales-type lease selling price	$1,636	$1,355	$1,321
Less: Carrying value of underlying assets*	(385)	(300)	(410)
Gross profit	1,251	1,055	911
Interest income on lease receivables	200	179	249
Total sales-type and direct financing lease income	1,451	1,234	1,160
Lease income—operating leases	116	169	255
Variable lease income	87	120	115
Total lease income	$1,653	$1,523	$1,530

* Excludes unguaranteed residual value.

Schedule of maturity analysis of the lease payments due to IBM on sales-type and direct financing leases

($ in millions)
	Total
2023	$1,692
2024	1,173
2025	738
2026	330
2027	87
Thereafter	3
Total undiscounted cash flows	$4,023
Present value of lease payments (recognized as financing receivables)	3,672	*
Difference between undiscounted cash flows and discounted cash flows	$351

*

The present value of the lease payments will not equal the financing receivables balances in the Consolidated Balance Sheet due to certain items including IDCs, allowance for credit losses and residual values, which are included in the financing receivable balance, but are not included in the future lease payments.